SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Basis of presentation of financial statements

Basis of presentation of financial statements

The financial statements of the Company have been prepared in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP)

Use of estimates in the preparation of financial statements

Use of estimates in the preparation of financial statements

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Company’s management believes that the estimates, judgments, and assumptions used are reasonable based upon information available at the time they are made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates, and such differences may have a material impact on the Company’s financial statements. As applicable to these financial statements, the most significant estimates relate to inventory net realizable value and valuation allowance of unrealized loss on digital assets.

Functional and Presentation Currency

Functional and Presentation Currency

Up to September 30, 2025, the functional currency of the Company’s financial statements was the New Israeli Shekel (“NIS”) and the presentation currency was the U.S. Dollar. Effective September 30, 2025, the Company changed its functional currency to the U.S. dollar from the NIS. Prior to this change, the Company’s presentation currency used in its consolidated financial statements was the U.S. Dollar ($), while translation differences from NIS were carried to “Other Comprehensive Income or Loss”.

The change in functional currency was based on management’s assessment that the U.S. dollar has become the primary economic environment in which the Company operates. This assessment considered several factors and changes in circumstances during 2025, including, among others: (i) the Company’s entry into the bitcoin treasury business; (ii) a shift in the Company’s cost structure, whereby a substantial portion of its expenses is denominated in U.S. dollars; (iii) the Company’s principal source of financing being derived from U.S. capital markets; and (iv) the Company’s budgeting and financial planning being conducted primarily in U.S. dollars. The change in functional currency was accounted for prospectively.

Upon the change in functional currency on September 30, 2025, 6,022,500 of the Company’s warrants which had strike prices denominated in US$ were reclassified as equity (Note 11). Determining the functional currency involved significant judgments to assess the primary economic environment in which the Company operates, including factors such as the currency of underlying transactions, the location of key operations, and the currency of expected cash flows.

ZOOZ STRATEGY LTD

NOTES TO THE FINANCIAL STATEMENTS (continued)

Fair Value Measurements

Fair Value Measurements

Fair value is based on the price that would be received from the sale of an asset or that would be paid to transfer a liability in an orderly transaction between market participants at the measurement date. In order to increase consistency and comparability in fair value measurements, the guidance establishes a fair value hierarchy that prioritizes observable and unobservable inputs used to measure fair value into three broad levels, which are described as follows:

Level 1: Quoted prices (unadjusted) in active markets that are accessible at the measurement date for assets or liabilities. The fair value hierarchy gives the highest priority to Level 1 inputs.

Level 2: Observable prices that are based on inputs not quoted on active markets but corroborated by market data or active market data of similar or identical assets or liabilities.

Level 3: Unobservable inputs are used when little or no market data is available. The fair value hierarchy gives the lowest priority to Level 3 inputs.

In determining fair value, the Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible and considers counterparty credit risk in its assessment of fair value.

The carrying amounts of other current assets, account payables, other payables and accrued expenses approximate fair value because of their generally short maturities.

Restricted short-term bank deposits

Restricted short-term bank deposits

Restricted short-term bank deposits are deposits with a maturity of less than one year. The bank deposits are primarily invested in highly liquid deposits and used as a security for the Company’s lease agreements. Short-term bank deposits are denominated in NIS. The interest on the Company’s deposits is insignificant. As of December 31, 2025 and 2024, the Company had a lien on the Company’s bank deposits in respect of bank guarantees granted in order to secure its lease agreements. The fair value of bank deposits approximates the carrying value since they bear interest at rates close to the prevailing market rates.

Restricted long-term bank deposits

Restricted long-term bank deposits

Restricted long-term bank deposits are deposits with a maturity of more than one year. The bank deposits are primarily invested in highly liquid deposits and used as a security for the Company’s lease agreements. Long-term bank deposits are denominated in NIS. The interest on the Company’s deposits is insignificant. As of December 31, 2025, and 2024, the Company had a lien on the Company’s bank deposits in respect of bank guarantees granted in order to secure its lease agreements. The fair value of bank deposits approximates the carrying value since they bear interest at rates close to the prevailing market rates.

Concentration of credit risks

Concentration of credit risks

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of Cash and cash equivalents, restricted short and long-term deposits and other receivables.

All the Company’s cash and cash equivalents and restricted short and long-term bank deposits are invested in banks within Israel. The Company is exposed to credit risk in the event of default by the financial institutions to the extent of the amounts recorded on the accompanying balance sheets exceed federally insured limits. The Company places its Cash and cash equivalents and deposits with financial institutions for which management believes there is limited credit loss exposure.

ZOOZ STRATEGY LTD

NOTES TO THE FINANCIAL STATEMENTS (continued)

Digital Assets

Digital Assets

We account for all digital assets held as crypto assets, a subset of indefinite-lived intangible assets in accordance with ASC 350-60, Intangibles - Goodwill and Other - Crypto Assets. The digital assets are initially recorded at cost and are subsequently remeasured on the consolidated balance sheets at fair value.

We determine and record the fair value of our digital assets in accordance with ASC 820, Fair Value Measurement (“ASC 820”), based on quoted prices on the active exchange(s) that we have determined is the principal market for such assets (Level I inputs). We determine the cost basis of our digital assets using the specific identification of each unit received. Realized and unrealized gains and losses are recorded within unrealized losses on digital assets, net in our consolidated statement of operations.

Inventory

Inventory

Inventory consists of raw materials, work in process and finished products. Inventories are stated at the lower of cost or net realizable value. Inventory write-offs are provided to cover risks arising from slow-moving and obsolescent items.

The Company periodically evaluates the quantities on hand relative to current and historical selling prices and historical and projected sales volume. Based on this evaluation, provisions are made when required to write down inventory to its market value. Cost of inventories is assigned as follows:

Raw materials - at cost of purchase represent the first in, first out method.

Work in process - on the basis of direct manufacturing costs with the addition of allocable indirect manufacturing costs.

Finished products - based on average costs of materials, contracting and manufacturing costs.

Property and equipment

Property and equipment

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated by the straight-line method over the estimated useful lives of the assets at the following annual rates:

%
Computers and peripherals	33
Office furniture and equipment	7
Machines and electronic devices	15-33
Leasehold improvements	21-26

Leasehold improvements are amortized over the terms of the respective leases or the estimated useful lives of the improvements, whichever is shorter.

Impairment of long-lived assets

Impairment of long-lived assets

The Company tests long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. Recoverability of long-lived assets is measured by comparing the carrying amount of the long-lived asset to the estimated undiscounted future cash flow expected to be generated by the asset. If the sum of the expected undiscounted cash flow is less than the carrying amount of the asset, the Company recognizes an impairment loss, which is the excess of the carrying amount over the fair value of the asset, using the expected future discounted cash flows.

For the year ended December 31, 2025, the Company recognized an impairment of $453 thousand. For the years ended December 31, 2024, and 2023, the Company did not recognize an impairment loss on its long-lived assets.

ZOOZ STRATEGY LTD

NOTES TO THE FINANCIAL STATEMENTS (continued)

Basic and diluted net loss per share

Basic and diluted net loss per share

The Company’s basic net loss per share is calculated by dividing net loss attributable to ordinary shareholders by the weighted-average number of ordinary shares outstanding for the period, including fully vested RSUs and pre-funded warrants with token exercise price (“penny” warrants) and without consideration of potentially dilutive securities. The diluted net loss per share is calculated by giving effect to all potentially dilutive ordinary shares outstanding for the period.

Potentially dilutive ordinary shares result from the assumed exercise of options, pre-funded warrants and warrants, using the “treasury stock” method. Moreover, the Earn-Out Shares are considered contingent issuable shares upon meeting certain share price thresholds, for which the Company assesses their occurrence at the end of each reporting period.

All share options, warrants, unvested RSUs and earnout shares rights were excluded from the calculation of diluted net loss per ordinary share because their effect would have been anti-dilutive for the years presented.

For the year ended December 31, 2025, the Company had 24,552,202 unvested RSUs, 635,694 options, 51,764,598 warrants and 4,000,000 earnout shares rights. For the year ended December 31, 2024, the Company had 1,112,617 options and 6,053,703 warrants and 4,000,000 earnout shares rights. These securities were not considered when calculating diluted loss per share since their effect is anti-dilutive.

Collaborative arrangements

Collaborative arrangements

The Company entered into collaborative arrangements with partners that fall under the scope of Topic 808, “Collaborative Arrangements” (“ASC 808”). While these arrangements are in the scope of ASC 808, the Company may analogize to ASC 606 for some aspects of the arrangements.

The terms of the Company’s collaborative arrangements typically include reimbursements or cost-sharing of research and development expenses. Each of these payments results in an offset against research and development expenses.

Under certain collaborative arrangements, the Company has been reimbursed for a portion of its research and development expenses or participates in the cost-sharing of such research and development expenses. Such reimbursements and cost-sharing arrangements have been reflected as a reduction of research and development expenses in the Company’s statements of operations, as the Company does not consider performing research and development services for reimbursement to be a part of its ongoing major or central operations.

Revenues

Revenues

The Company generates revenues from the sale of flywheel-based power boosting and power management solutions for ultra-fast EV charging.

The Company recognizes revenue when its customer obtains control of promised goods or services, in an amount that reflects the consideration that the entity expects to receive in exchange for those goods or services. To determine revenue recognition for arrangements that the Company determines are within the scope of ASC 606, the entity performs the following five steps:

1.	Identify the contract(s) with a customer;
2.	Identify the performance obligations in the contract;
3.	Determine the transaction price;
4.	Allocate the transaction price to the performance obligations in the contract;
5.	Recognize revenue when (or as) the performance obligation is satisfied.

The Company accounts for a contract with customer when it has approval and commitment from both parties, the rights of the parties and payment terms are identified, the contract has commercial substance and collectability of consideration is probable. The Company’s contract includes one type of performance obligation, which is satisfied at a point in time. The Company recognizes revenue upon transfer of control of the system to the customer in an amount that reflects the consideration the Company expects to receive in exchange for the system. The transfer of control over the system occurs when the company fulfills its performance obligations according to the agreed-upon terms of the contract with the customers. The Company does not provide a right of return. The Company provide to customers with a limited warranty assurance that the systems are in compliance with the applicable specifications at the time of delivery. Under the standard terms and conditions of sale, liability for certain failures of product during the stated warranty periods are limited to repair or replacement of defective items.

ZOOZ STRATEGY LTD

NOTES TO THE FINANCIAL STATEMENTS (continued)

During the reporting period, the company delivered one system in Israel. The company recognizes revenue related to the sale of the systems during the reporting period after completing its performance obligations.

Trade receivables are reduced by an allowance for current expected losses. The Company maintains the allowance for estimated losses resulting from the inability of the Company’s customers to make required payments. The allowance represents the current estimate of lifetime expected credit losses over the remaining duration of existing accounts receivable considering current market conditions and supportable forecasts when appropriate. The estimate is a result of the Company’s ongoing evaluation of collectability, customer creditworthiness, historical levels of credit losses, and future expectations. As of December 31, 2025, the Company has collected all trade receivable balances. For the years ended December 31, 2025, and 2024 the Company had one customer and two customers, respectively, that exceeded 10% of our total revenue.

Research and development, net

Research and development, net

Research and development costs are expensed to the statement of operations as incurred, net of government grants which represent participation in research and development.

Research and development expenses include costs directly attributable to the conduct of research and development programs, including payroll costs, lab expenses, materials, consumables, and consulting fees. All costs associated with research and development are expensed as incurred.

The Company receives royalty-bearing grants, which represents participation of the Israel Innovation Authority (hereafter “IIA”) and the BIRD Foundation (“BIRD”) in approved programs for research and development. At the time the grants were received, successful development of the related projects was not assured. As such, these grants are recognized as a reduction of research and development expenses as the related costs are incurred. For more information see note 17.

Income taxes

Income taxes

The Company accounts for income taxes in accordance with ASC 740, “Income Taxes” (“ASC 740”). ASC 740 prescribes the use of the liability method whereby deferred tax asset and liability account balances are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company provides a valuation allowance, if necessary, to reduce deferred tax assets to their estimated realizable value, if it is more likely than not that a portion or all the deferred tax assets will not be realized.

ASC 740-10, “Income Taxes” (“ASC 740-10”) clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements. This standard contains a two-step approach to recognizing and measuring a liability for uncertain tax positions.

The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% likely to be realized upon ultimate settlement. The Company accrues interest and penalties related to unrecognized tax benefits in its taxes on income.

The Company believes that its income tax filing positions and deductions will be sustained on audit and does not anticipate any adjustments that will result in a material change to its financial position. Therefore, no reserves for uncertain income tax positions have been recorded pursuant to ASC 740-10.

ZOOZ STRATEGY LTD

NOTES TO THE FINANCIAL STATEMENTS (continued)

Share-based compensation

Share-based compensation

The Company accounts for options granted to employees under the fair value recognition provision of ASC 718 “stock compensation”. Equity awards granted to employees and non-employees are accounted for using the grant date fair value method. The grant date fair value is determined as follows: for stock options with an exercise price, using the Black Scholes pricing model, for restricted stock units (“RSUs”) with service conditions, using on the grant date share price The fair value of stock-based payment transactions is recognized as expense over the requisite service period. Forfeitures are accounted for as they occur.

The Company’s employees and directors’ share-based payment awards are classified as equity awards, except for awards as described below. The grant date fair value of these share-based payment transactions is recognized as an expense over the requisite service period using an accelerated method, net of estimated forfeitures. The Company elected to recognize compensation costs for awards conditioned only on continued service that have a graded vesting schedule based on the multiple-option award approach. The Company accounts for its equity classified share-based payment awards to its advisors in a similar manner.

The Company uses the Black-Scholes option-pricing model to determine the fair value of stock options. The determination of the fair value of stock-based payment awards on the date of grant using an option- pricing model is affected by the Company’s stock price as well as assumptions regarding number of complex and subjective variables. These variables include the estimated stock price volatility over the term of the awards; actual and projected employee stock option exercise behaviors, which is referred to as expected term; risk-free interest rate and expected dividends.

The expected term is calculated using the simplified method, as the Company has concluded that its historical share option exercise experience does not provide a reasonable basis to estimate the expected option term. The volatility is based on a combination of the Company’s historical volatility, historical volatilities of companies in comparable stages as well as companies in the industry, by statistical analysis of daily share pricing model. The Company bases the risk-free interest rate used in its option-pricing models on U.S. Treasury zero-coupon issues with remaining terms similar to the expected term to maturity of its equity awards. The Company does not anticipate paying any cash dividends in the foreseeable future and therefore uses an expected dividend yield of zero.

The Company uses the fair market value of the Company’s common stock on the date of grant to determine the fair value of cost of RSUs.

Liability classified share-based options

Liability classified share-based options

Certain share-based awards denominated in USD were classified as liability awards and remeasured at fair value at each reporting date, with changes recognized in compensation expense. On April 4, 2024, these awards were reclassified to equity. For further details see note 13.

Severance pay

Severance pay

Under Israeli law, the Company is required to pay a severance payment to its employees in Israel upon dismissal of an employee or upon termination of employment in certain other circumstances. The Company makes ongoing deposits into its Israeli employee pension plans to fund their severance liabilities. For its employees who are employed under the Section 14 of the Severance Pay Law, 1963 (“Section 14”), the Company makes deposits with certain insurance companies for accounts controlled by each applicable employee in order to secure the employee’s rights upon termination. In addition, the related obligations and amounts deposited on behalf of the applicable employees for such obligations are not presented on the Company’s balance sheets, as the amounts funded are not under the control of management and the Company is legally released from the obligation to pay any severance payments to the employees once the required deposit amounts have been paid. For the years ended December 31, 2025, 2024 and 2023, severance pay expenses were $232 thousand, $291 thousand and $375 thousand, respectively.

ZOOZ STRATEGY LTD

NOTES TO THE FINANCIAL STATEMENTS (continued)

Comprehensive loss

Comprehensive loss

The Company complies with ASC 220, “Comprehensive Income,” which establishes rules for the reporting and display of comprehensive income (loss) and its components. The Company reports the financial impact of translating its financial statements from its functional currency to its reporting currency as a component of other comprehensive income (loss). As described above, following the change in the Company’s functional currency from ILS to USD, effective September 30, 2025, no additional foreign currency translation adjustments have been recorded in accumulated other comprehensive income, as such adjustments are not generated subsequent to the change in functional currency. The cumulative translation adjustment balance of $1.3 million in AOCI as of the date of the change in functional currency will remain permanently in equity.

Leases

Leases

The Company accounts for leases in accordance with ASC 842, Leases. All of the Company’s leases are classified as operating leases. The Company determines if an arrangement is a lease at inception. Lease classification is governed by five criteria in ASC 842-10-25-2. If any of these five criteria is met, the Company classifies the lease as a finance lease; otherwise, the Company classifies the lease as an operating lease.

Operating leases are included as operating lease right-of-use (“ROU”) assets and operating lease liabilities on the balance sheet.

ROU assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent its obligation to make lease payments arising from the lease. Operating lease ROU assets and liabilities are recognized at the commencement date based on the present value of lease payments over the lease term. The Company uses its incremental borrowing rate based on the information available at the commencement date to determine the present value of the lease payments. The Company elected the practical expedient to not separate lease and non-lease components for all of the Company leases, and to keep leases with an initial term of 12 months or less off the balance sheet and recognize the associated lease payments in the statements of operations on a straight-line basis over the lease term.

The Company subsequently measures the ROU asset at the present value of the remaining lease payments, adjusted for the remaining balance of any lease incentives received, any cumulative prepaid or accrued rent if the lease payments are uneven throughout the lease term and any unamortized initial direct costs. Further, the Company recognizes lease expense on a straight-line basis over the lease term.

The lease terms include options to extend or terminate the lease when it is reasonably certain that the Company will exercise or not exercise the option to renew or terminate the lease.

Contingent Liabilities

Contingent Liabilities

Certain conditions may exist as of the date of the financial statements, which may result in a loss to the Company, but which will only be resolved when one or more future events occur or fail to occur. If the assessment of a contingency indicates that it is probable that a material loss has been incurred and the amount of the liability can be estimated, then the estimated liability is recorded as accrued expenses in the Company’s financial statements. If the assessment indicates that a potential material loss contingency is not probable but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, together with an estimate of the range of possible loss if determinable and material are disclosed. As of December 31, 2025, no contingent liabilities have been recognized.

Contracts over Ordinary Shares

Contracts over Ordinary Shares

When the Company becomes party to freestanding convertible instruments, the Company first analyzes the provisions of ASC 480 in order to determine whether the instrument should be classified as a liability, with subsequent changes in fair value recognized in the statements of operations in each period. Warrants to purchase ordinary shares are not within the scope of ASC 480, and as such the Company further analyzes the provisions of ASC 815-40 in order to determine whether the contract should be classified within equity or classified as a liability, with subsequent changes in fair value recognized in the statements of operations in each period.

ZOOZ STRATEGY LTD

NOTES TO THE FINANCIAL STATEMENTS (continued)

Under ASC 815-40, contracts that are not indexed to the Company’s own stock are classified as liabilities recorded at fair value.

Recently adopted accounting pronouncements

Recently adopted accounting pronouncements:

In December 2023, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2023-08, Intangibles—Goodwill and Other—Crypto Assets (Subtopic 350-60): Accounting for and Disclosure of Crypto Assets (“ASU 2023-08”). ASU 2023-08 requires in-scope crypto assets (including the Company’s bitcoin holdings) to be measured at fair value in the statement of financial position, with gains and losses from changes in the fair value of such crypto assets recognized in net income each reporting period. ASU 2023-08 also requires certain interim and annual disclosures for crypto assets within the scope of the standard. The Company adopted this guidance effective January 1, 2025, with the impact applied beginning with the Company’s first investment in crypto assets. See Note 3, Digital Assets, to the Consolidated Financial Statements, for further information.

Recently issued accounting pronouncements, not yet adopted

Recently issued accounting pronouncements, not yet adopted:

In November 2024, the FASB issued ASU 2024-03 Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosure (Subtopic 220-40): Disaggregation of Income Statement Expense and ASU 2025-01, Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosures (Subtopic 220-40): Clarifying the Effective Date. The ASU improves the disclosures about a public business entity’s expense and provides more detailed information about the types of expenses in commonly presented expense captions. The amendments require that at each interim and annual reporting period an entity will, inter alia, disclose amounts of purchases of inventory, employee compensation, depreciation and amortization included in each relevant expense caption (such as cost of sales, general and administrative, and research and development). The ASU is effective for annual reporting periods beginning after December 15, 2026, and interim periods within annual reporting periods beginning after December 15, 2027. Early adoption is permitted. The Company is evaluating the potential impact of this guidance on its consolidated financial statement disclosures.

In December 2023, the FASB issued ASU 2023-09 Improvements to Income Tax Disclosures. The ASU improves the transparency of income tax disclosures by requiring (1) consistent categories and greater disaggregation of information in the rate reconciliation and (2) income taxes paid disaggregated by jurisdiction. It also includes certain other amendments to improve the effectiveness of income tax disclosures. For the Company, the ASU is effective for annual periods beginning after December 15, 2025. The Company is evaluating the potential impact of this guidance on its consolidated financial statements. The amendments in this Update should be applied on a prospective basis. Retrospective application is permitted